THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA
EQUITY ETF
DECEMBER 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK — 101.0%
	Shares	Value
CHINA — 101.0%
Communication Services — 1.9%
Chinese Universe Publishing and Media Group, Cl A	94,300	$183,290
G-bits Network Technology Xiamen, Cl A	10,400	689,921
Wuhu Sanqi Interactive Entertainment Network Technology
Group, Cl A	29,400	124,922
		998,133
Consumer Discretionary — 9.1%
BYD, Cl A	8,000	337,308
China Automotive Engineering Research Institute, Cl A	85,200	249,341
China Tourism Group Duty Free, Cl A	4,300	148,365
Ecovacs Robotics, Cl A	12,966	307,785
Gree Electric Appliances of Zhuhai, Cl A	93,200	542,722
Haier Smart Home, Cl A	201,778	948,435
Hangzhou Robam Appliances, Cl A	20,900	118,385
Jason Furniture Hangzhou, Cl A	13,800	167,448
Ningbo Huaxiang Electronic, Cl A	58,700	199,665
Oppein Home Group, Cl A	26,400	612,356
SAIC Motor, Cl A	103,900	337,072
TCL Technology Group, Cl A	221,200	214,624
Xilinmen Furniture, Cl A	25,400	155,898
Yantai Tayho Advanced Materials, Cl A	99,595	307,130
Zhejiang Semir Garment, Cl A	66,600	80,958
		4,727,492
Consumer Staples — 15.6%
Bright Dairy & Food, Cl A	52,700	120,333
Chongqing Brewery, Cl A	22,300	530,651
Foshan Haitian Flavouring & Food, Cl A	30,030	496,372
Inner Mongolia Yili Industrial Group, Cl A	118,500	772,601
Jiangsu King's Luck Brewery JSC, Cl A	18,900	161,685
JiuGui Liquor, Cl A	9,100	304,094
Juewei Food, Cl A	52,263	561,582
Kweichow Moutai, Cl A	7,300	2,353,339
Luzhou Laojiao, Cl A	5,300	211,590
Shandong Yisheng Livestock & Poultry Breeding, Cl A *	126,361	224,742
Shanxi Xinghuacun Fen Wine Factory, Cl A	21,673	1,076,246
Sichuan Swellfun, Cl A	17,809	336,041
Tongwei, Cl A	51,700	365,531
Tsingtao Brewery, Cl A	7,000	108,979
Vats Liquor Chain Store Management JSC, Cl A	43,700	344,155

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA
EQUITY ETF
DECEMBER 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Consumer Staples (continued)
Wuliangye Yibin, Cl A	4,700	$164,569
		8,132,510
Energy — 2.1%
China Petroleum & Chemical, Cl A	1,613,600	1,073,357
		1,073,357
Financials — 22.1%
AVIC Industry-Finance Holdings, Cl A	656,200	409,670
Bank of Chengdu, Cl A	76,400	144,172
Bank of Communications, Cl A	667,500	483,905
Bank of Jiangsu, Cl A	441,730	404,980
Bank of Nanjing, Cl A	172,900	243,619
Bank of Ningbo, Cl A	72,752	437,950
China Merchants Bank, Cl A	372,400	2,852,565
China Pacific Insurance Group, Cl A	67,800	289,153
CITIC Securities, Cl A	258,400	1,073,170
East Money Information, Cl A	48,500	283,035
Guosen Securities, Cl A	223,500	403,485
Guotai Junan Securities, Cl A	181,500	510,616
Haitong Securities, Cl A	105,200	202,822
Industrial Bank, Cl A	318,900	954,837
Jiangsu Changshu Rural Commercial Bank, Cl A	75,900	78,895
Ping An Bank, Cl A	294,500	763,221
Ping An Insurance Group of China, Cl A	207,600	1,645,704
Postal Savings Bank of China, Cl A	400,500	321,204
		11,503,003
Health Care — 11.0%
Asymchem Laboratories Tianjin, Cl A	8,400	574,614
Beijing Wantai Biological Pharmacy Enterprise, Cl A	5,650	196,802
Chongqing Zhifei Biological Products, Cl A	22,100	433,030
Dian Diagnostics Group, Cl A	71,300	376,399
Guangdong Hybribio Biotech, Cl A	79,778	370,220
Guangzhou Kingmed Diagnostics Group, Cl A	18,001	315,263
Hangzhou Tigermed Consulting, Cl A	6,100	122,594
Jiangsu Nhwa Pharmaceutical, Cl A	50,500	124,284
Qingdao Haier Biomedical, Cl A	4,707	67,225
Shenzhen Mindray Bio-Medical Electronics, Cl A	11,300	676,680
Tianjin ZhongXin Pharmaceutical Group, Cl A	59,000	291,426
Tofflon Science & Technology Group, Cl A	18,600	147,828
Tonghua Dongbao Pharmaceutical, Cl A	123,100	212,166
WuXi AppTec, Cl A	51,840	966,683
Zhangzhou Pientzehuang Pharmaceutical, Cl A	8,000	549,956

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA
EQUITY ETF
DECEMBER 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Health Care (continued)
Zhejiang Orient Gene Biotech, Cl A	8,000	$289,980
		5,715,150
Industrials — 12.4%
China International Marine Containers Group, Cl A	331,600	894,828
China Railway Group, Cl A	160,500	146,137
China State Construction Engineering, Cl A	846,580	665,650
Contemporary Amperex Technology, Cl A	9,400	869,186
COSCO SHIPPING Holdings, Cl A *	327,562	962,743
DiDi Global ADR *	47,482	236,460
Gongniu Group, Cl A	9,000	236,781
Hongfa Technology, Cl A	14,100	165,500
NARI Technology, Cl A	32,900	207,104
Shanghai International Port Group, Cl A	523,700	451,306
Shenzhen Inovance Technology, Cl A	29,179	314,777
Sinotrans, Cl A	267,400	188,385
Xiamen Xiangyu, Cl A	716,410	956,483
Zhuzhou Kibing Group, Cl A	63,100	169,681
		6,465,021
Information Technology — 15.0%
All Winner Technology, Cl A	10,100	100,507
Beijing Kingsoft Office Software, Cl A	3,800	158,357
BOE Technology Group, Cl A	425,400	337,829
Fibocom Wireless, Cl A	12,400	106,274
Fujian Star-net Communication, Cl A	38,600	143,072
Gigadevice Semiconductor Beijing, Cl A	31,910	882,423
Goke Microelectronics, Cl A	15,200	443,400
Guangzhou Shiyuan Electronic Technology, Cl A	31,097	398,062
Hundsun Technologies, Cl A	18,977	185,471
LONGi Green Energy Technology, Cl A	8,600	116,577
NAURA Technology Group, Cl A	4,200	229,198
SG Micro, Cl A	11,221	545,253
Shanghai Baosight Software, Cl A	21,000	200,884
Shengyi Technology, Cl A	135,000	499,957
Sino Wealth Electronic, Cl A	49,911	532,934
Tianjin Zhonghuan Semiconductor, Cl A	92,700	608,617
Unigroup Guoxin Microelectronics, Cl A	17,200	608,581
Unisplendour, Cl A	54,500	195,835
Will Semiconductor Shanghai, Cl A	5,900	288,336
Wuxi Lead Intelligent Equipment, Cl A	29,700	347,346
Yealink Network Technology, Cl A	15,098	193,383
Zhejiang Jingsheng Mechanical & Electrical, Cl A	14,353	156,868

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA
EQUITY ETF
DECEMBER 31, 2021 (UNAUDITED)

SCHEDULE OF INVESTMENTS COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Information Technology (continued)
ZTE, Cl A	96,300	$507,316
		7,786,480
Materials — 9.7%
Angang Steel, Cl A	694,930	409,808
Anhui Guangxin Agrochemical, Cl A	91,300	559,942
Baoshan Iron & Steel, Cl A	242,200	272,706
Beijing Shougang, Cl A	280,600	252,842
China Jushi, Cl A	154,311	441,648
China Tungsten And Hightech Materials, Cl A *	36,100	91,285
DeHua TB New Decoration Materials, Cl A	48,900	92,893
Hoshine Silicon Industry, Cl A	19,100	396,384
Huafon Chemical, Cl A	257,000	421,931
Shandong Hualu Hengsheng Chemical, Cl A	25,500	125,514
Shanghai Putailai New Energy Technology, Cl A	18,016	455,029
Shenzhen Capchem Technology, Cl A	26,900	478,012
Wanhua Chemical Group, Cl A	28,000	444,720
Yunnan Energy New Material, Cl A	3,600	141,757
Zhejiang Huayou Cobalt, Cl A	3,400	58,980
Zhejiang Jiahua Energy Chemical Industry, Cl A	225,100	409,559
		5,053,010
Real Estate — 1.0%
Greenland Holdings, Cl A	586,640	400,377
Youngor Group, Cl A	100,700	109,108
		509,485
Utilities — 1.1%
ENN Natural Gas, Cl A	195,200	563,586
		563,586
TOTAL COMMON STOCK
(Cost $52,211,687)		52,527,227

TOTAL INVESTMENTS— 101.0%
(Cost $52,211,687)		$52,527,227

Percentages are based on Net Assets of $52,009,618.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

JSC — Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL CHINA
EQUITY ETF
DECEMBER 31, 2021 (UNAUDITED)

A list of open forward foreign currency contracts held by the Fund at December 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver		Currency To Receive	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	10/08/21	USD	1,890	CNY	292	$(1)
						$(1)

The following is a summary of the inputs used as of December 31, 2021 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$52,117,668	$409,559	$—	$52,527,227
Total Investments in Securities	$52,117,668	$409,559	$—	$52,527,227

A list of open forward foreign currency contracts held by the Fund at December 31, 2021, is as follows:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Depreciation	—	(1)	—	(1)
Total Other Financial Instruments	$—	$(1)	$—	$(1)

*	Forwards contracts are valued at unrealized depreciation on the instrument.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

RAY-QH-001-0300